Short Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of short term bank loans current year	Short-term bank loans consisted of the following loans:
Lender	December 31, 2022	Term	Effective Interest Rate
China Everbright Bank	$434,959	August 26, 2022 to August 25, 2023	4.35%
Total	434,959
Less: current portion	434,959
Long term portion	$-

Schedule of short term bank loans
Lender	December 31, 2021	Term	Effective Interest Rate
China Everbright Bank	$470,765	March 30, 2021 to March 29, 2022	4.35%
Zhejiang Tailong Bank	313,844	February 08, 2021 to February 08, 2022	5.88%
Total	784,609
Less: current portion	784,609
Long term portion	$-